Significant Accounting Policies - Additional Information (Detail) - GBP (£) £ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Disclosure of summary of significant accounting policies [Abstract]
Cash and cash equivalents	£ 78,351	£ 86,703	£ 12,682	£ 19,990